CONVERTIBLE REDEEMABLE PREFERRED SHARES AND WARRANTS - Preferred Share Activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Increase (Decrease) in Temporary Equity
Beginning balance	$ 154,449,407	$ 154,201,294
Conversion of Preferred Shares to Ordinary Shares	(154,477,960)
Ending balance		154,449,407
Series A-1 convertible redeemable preferred shares
Increase (Decrease) in Temporary Equity
Beginning balance	5,473,957	5,473,957
Conversion of Preferred Shares to Ordinary Shares	(5,473,957)
Ending balance		5,473,957
Series A-2 convertible redeemable preferred shares
Increase (Decrease) in Temporary Equity
Beginning balance	3,000,000	3,000,000
Conversion of Preferred Shares to Ordinary Shares	(3,000,000)
Ending balance		3,000,000
Series B convertible redeemable preferred shares
Increase (Decrease) in Temporary Equity
Beginning balance	27,999,995	27,999,995
Conversion of Preferred Shares to Ordinary Shares	(27,999,995)
Ending balance		27,999,995
Series C-1 convertible redeemable preferred shares
Increase (Decrease) in Temporary Equity
Beginning balance	48,975,456	48,727,343
Accretion of Preferred Shares to redemption value	28,553	248,113
Conversion of Preferred Shares to Ordinary Shares	(49,004,009)
Ending balance		48,975,456
Series C-2 convertible redeemable preferred shares
Increase (Decrease) in Temporary Equity
Beginning balance	18,999,999	18,999,999
Conversion of Preferred Shares to Ordinary Shares	(18,999,999)
Ending balance		18,999,999
Series C-3 convertible redeemable preferred shares
Increase (Decrease) in Temporary Equity
Beginning balance	50,000,000	50,000,000
Conversion of Preferred Shares to Ordinary Shares	$ (50,000,000)
Ending balance		$ 50,000,000